Document and Entity Information	Feb. 15, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2023
Entity File Number	001-33977
Entity Registrant Name	VISA INC.
Entity Central Index Key	0001403161
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-0267673
Entity Address, Address Line One	P.O. Box 8999
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94128-8999
City Area Code	650
Local Phone Number	432-3200
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Class A Common Stock, par value $0.001
Trading Symbol	V
Security Exchange Name	NYSE
1.500% Senior Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(g) Security	1.500% Senior Notes due 2026
Trading Symbol	V26
Security Exchange Name	NYSE
2.000% Senior Notes due 2029 [Member]
Entity Listings [Line Items]
Title of 12(g) Security	2.000% Senior Notes due 2029
Trading Symbol	V29
Security Exchange Name	NYSE
2.375% Senior Notes due 2034 [Member]
Entity Listings [Line Items]
Title of 12(g) Security	2.375% Senior Notes due 2034
Trading Symbol	V34
Security Exchange Name	NYSE